Inventories (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Sports-related products	632,810	71,001	9,973
Total	632,810	71,001	9,973

	As of March 31,
	2024	2025
	RMB	RMB	US$
Sports-related products	336,922	632,810	88,890
Total	336,922	632,810	88,890